Income and Expenses - Finance Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Finance income	€ 664.0	€ 519.6	€ 330.3
Gains from financial instruments measured at amortized cost	437.6	357.6	48.5
Gains from financial instruments measured at fair value	210.9	162.0	216.8
Foreign exchange differences, net	15.5	0.0	65.0
Finance expenses	(27.4)	(23.9)	(18.9)
Loss from financial instruments measured at fair value	(6.0)	0.0	0.0
Loss from financial instruments measured at amortized cost without expected credit losses	(4.6)	0.0	0.0
Loss from financial instruments measured at amortized cost, expected credit losses	(4.2)	0.0	0.0
Foreign exchange differences, net	0.0	(16.0)	0.0
Other	(12.6)	(7.9)	(18.9)
Total finance result	€ 636.6	€ 495.7	€ 311.4